CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 1,913	11,578	5,006
Restricted cash	6,842	41,422	21,457
Accounts and bills receivable, net	1,383	8,373	21,587
Inventories	6,352	38,454	34,291
Advance to suppliers	1,153	6,977	13,543
Prepayments and other receivables	4,313	26,107	26,174
Deferred tax assets - current	281	1,702	1,857
Total current assets	22,237	134,613	123,915
Property, plant and equipment, net	86,687	524,777	233,335
Construction in progress	104	632	337,990
Lease prepayments, net	3,138	18,999	19,523
Advance to suppliers - long term, net	353	2,134	5,299
Long-term deposit	2,769	16,760	16,760
Other assets	2,188	13,244	262
Deferred tax assets - non current	3,450	20,888	10,466
Total assets	120,926	732,047	747,550
Current liabilities
Short-term borrowings	17,345	105,000	110,000
Accounts payables	5,526	33,454	28,796
Notes payable	13,544	81,990	38,299
Advance from customers	2,422	14,665	11,714
Accrued expenses and other payables	1,119	6,777	6,831
Obligations under capital leases-current	1,373	8,314	6,282
Total current liabilities	41,329	250,200	201,922
Obligations under capital leases	1,415	8,563	13,718
Long-term loan	1,652	10,000	10,000
Deferred tax liabilities	617	3,736	3,476
Total liabilities	45,013	272,499	229,116
Shareholders' equity
Registered capital (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,201	13,323	13,323
Additional paid-in capital	51,523	311,907	311,907
Statutory reserve	6,185	37,441	37,441
Retained earnings	15,919	96,370	155,341
Cumulative translation adjustment	210	1,266	1,222
Total shareholders’ equity	76,038	460,307	519,234
Non-controlling interest	(125)	(759)	(800)
Total equity	75,913	459,548	518,434
Total liabilities and shareholders’ equity	$ 120,926	732,047	747,550